Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000796229
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	teton
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2020
Prospectus Date	rr_ProspectusDate	Oct. 29, 2020